Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Aggregate balance - January 1	$ 10,546	$ 9,684
New loans	4,864	1,474
Repayments	(1,775)	(612)
Aggregate balance - December 31	$ 13,635	$ 10,546